Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2018
Cellular communications sites [Member]
Statement Line Items [Line Items]
Weighted average of depreciation	6.5
Buildings [Member]
Statement Line Items [Line Items]
Weighted average of depreciation	7
Vehicles [Member]
Statement Line Items [Line Items]
Weighted average of depreciation	2